UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Address of Principal Executive Offices)  (Zip Code)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  404-437-7420

Date of fiscal year end:

September 30

Date of reporting period:

September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

WORLDCOMMODITY℠ FUND

WCOMX

ANNUAL REPORT

For the year ended:

September 30, 2009

www.worldcommodityfunds.com

800-595-4922   ●  404-437-7420

WorldCommoditySM Fund

September 30, 2009 (Unaudited)

Top Holdings* (% of Net Assets)
Minara Resources Ltd.		11.24
Franco-Nevada Corp. Warrants (6/2017)		10.40
Cliffs Natural Resources Inc.		8.53
Ivernia Inc.		5.68
Katanga Mining Ltd. Warrants (11/2011)		4.47
Pacific Basin Shipping Ltd.		4.34
Eagle Bulk Shipping Inc.		4.06
CF Industries Holdings Inc.		3.41
Kagara Zinc Ltd.		3.41
Mosaic Co.		3.17
Western Plains Resources Ltd.		2.80
Swedish Export Credit Corp Elements		2.77
Rogers International Commodity Index® -
Agriculture Total ReturnSM Linked Securities
St. Andrew Goldfields Ltd.		2.61
Franco-Nevada Corp. Warrants (3/2012)		2.40
		69.29%
Country Holdings* (% of Net Assets)
Canada	29.91
United States	21.17
Australia	17.45
Hong Kong	4.98
Sweden	4.62
Bermuda	4.47
United Kingdom	3.68
Greece	2.29
Rep. South Africa	1.50
New Zealand	0.45
	90.52%
Commodity Sectors (% of Net Assets)
Metals	60.39
Agriculture	16.81
Multi-Sector & Misc.	13.32
Cash**	9.48
Energy	0
	100.00%

*Excludes cash and cash equivalents

**Includes money market funds and other assets net of liabilities

Investment Performance Graph (Unaudited)

The chart above covers the period from inception of the Fund (October 27, 2006) to the end of the most recent period (September 30, 2009).

Note: The following notes pertain to the chart above as well as the performance table included below.  Performance information in this report represents past performance and is not a guarantee of future results.  The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost.  Current performance may be higher or lower than performance quoted within.  Any questions you have, including obtaining the latest month-end performance, can be answered by calling the Fund at 1-800-595-4922.

The S&P 500® Total Return Index is an unmanaged index comprised of 500 stocks selected for market capitalization, liquidity, and industry group representation. The RICI® TR is an unmanaged, total return index representing 35 exchange-traded commodities. The S&P 500® and RICI® TR are used for comparative purposes. The WorldCommodity Fund™ is not designed to track the S&P 500® or the RICI® TR indexes and its performance will differ from these benchmarks.

Investment Performance (Unaudited)

Below is a comparison of the WorldCommoditySM Fund’s performance with that of two unmanaged, total return indexes, (both with dividends reinvested), that of the Standard & Poor’s 500® Total Return Index and the Rogers International Commodity Index® Total Return from the inception of the Fund through September 30, 2009.

	Six Months	One Year	Since Inception
	Ended	Ended	10/27/2006
			to
	9/30/2009*	9/30/2009	9/30/2009**
WorldCommoditySM Fund (WCOMX)	33.54%	5.83%	-4.65%

Rogers International Commodity Index® Total Return	18.64%	-29.47%	-4.86%

S&P 500® Total Return Index	34.02%	-6.91%	-6.83%

*Returns are cumulative, not annualized

**Returns are annualized

Note: The S&P 500® Total Return Index is an unmanaged index comprised of 500 stocks selected for market capitalization, liquidity, and industry group representation. The RICI® TR is an unmanaged, total return index representing 35 exchange-traded commodities. The S&P 500® and RICI® TR incur no fees, expenses or tax effects and are shown solely for comparative purposes. The WorldCommodity Fund™ is not designed to track the S&P 500® or the RICI®TR indexes and its performance will differ from these benchmarks.

Management Discussion & Analysis

For the Year Ended September 30, 2009

WorldCommodity Fund

December 27, 2009

To the Shareholders and Directors of the WorldCommodity Fund:

In managing the Fund, our strategy is to look globally among all equity markets for companies, countries, and currencies that will benefit from the continued rise of global commodity prices, as measured best by the Rogers International Commodity Index®.

As shown in the preceding table, 60% of the Fund’s portfolio is invested in securities which we believe will perform well with rising metals prices.  The best performing commodity sector for the one-year period ending September 30, 2009 (as measured by the Rogers Commodity Indexes) was indeed the metals sector:

Rogers International Commodity Index® Metals Total Return

RICI®-M™

7.15%

Rogers International Commodity Index® Agriculture Total Return

RICI®-A™

(21.74)%

Rogers International Commodity Index® Energy Total Return

RICI®-E™

(49.68)%

What factors influenced performance?

The WorldCommodity Fund’s (WCOMX) return of positive 5.83% for the year ended September 30, 2009, outperformed the Rogers International Commodity Index®, two of the RICI® sub-indexes as shown above, and the S&P 500® Total Return Index.

Some of this outperformance can be attributed to the following:

•

Low exposure to energy (we began October 1st 2008 with 0% energy exposure)

•

High metals sector exposure relative to energy, agriculture (far higher than the RICI®, and other resource funds)

•

Lower cash levels

Management Discussion & Analysis (Continued)

For the Year Ended September 30, 2009

During last six months of the year the Fund materially acquired the following securities that were not owned at March 31, 2009 which are listed as portfolio investments at September 30, 2009:

•

Cliffs Natural Resources Inc.

Mining-Iron Ore

•

Franco-Nevada Corp. Warrants (6/2017)

Resource Royalties

•

Ivernia, Inc.

Mining-Lead

•

Katanga Mining Ltd. Warrants (11/2011)

Mining-Copper

•

Pacific Basin Shipping Ltd.

Transport-Shipping

•

Eagle Bulk Shipping Inc.

Transport-Shipping

•

Kagara Zinc Ltd.

Mining-Zinc

•

Western Plains Resources Ltd.

Mining-Iron Ore

•

St. Andrew Goldfields Ltd.

Mining-Precious Metals

•

Star Bulk Carriers Corp.

Transport-Shipping

•

New Gold Inc. Warrants (6/2017)

Mining-Gold

•

New Gold Inc. Warrants (4/2012)

Mining-Gold

•

Barclays Bank, PLC

Index-Agriculture

iPath® Dow Jones-UBS Grains

Total Return Sub-Index ETN,

Medium-Term Notes, 10/22/2037

•

Swedish Export Credit Corp. ELEMENTSSM

Index-Multi-Sector

Rogers International Commodity Index®

Total ReturnSM Linked Securities

Medium-Term Notes, 10/24/2022

Also, during the six months ended September 30, 2009, the Fund materially disposed of positions listed at March 31, 3009 and for which no shares were held on September 30, 2009 as follows:

•

Intercontinental Exchange Inc.

•

Ultra Oil & Gas Proshares

•

Mesco Inc.

•

Burlington Northern Sante Fe Corp.

Fund shareholders should keep in mind that the above discussion applies to the Fund's portfolio as of September 30, 2009 and may not reflect changes occurring subsequent to the end of the period.

Sincerely,

Jim Llewellyn

Portfolio Manager

Expense Illustration (Unaudited)

September 30, 2009

Expense Example

As a shareholder of the WorldCommodity Fund, you incur two types of costs: (1) transaction costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees, and wire transfer fees; and (2) ongoing costs, such as the management and administration fees paid to the adviser of the Fund.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	April 1, 2009	Sep 30, 2009	April 1, 2009 to Sep 30, 2009

Actual	$1,000.00	$1,335.38	$9.37
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.05	$8.09

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

WorldCommodity Fund

Schedule of Investments

September 30, 2009

				% Net
Shares		Country	Value	Assets

COMMON STOCKS

Agricultural - Grain Wholesale
1,000	Viterra, Inc. *	Canada	$ 9,989	1.32%

Agricultural Chemicals - Fertilizer
300	CF Industries Holdings, Inc.	USA	25,869
500	Mosaic Co.	USA	24,035
400	Terra Industries, Inc.	USA	13,868
			63,772	8.40%
Agricultural Production
3	JG Boswell Co.	USA	1,446
7,414	PGG Wrightson Ltd.	New Zealand	3,431
			4,877	0.64%
Mining - Iron Ore
100,000	Western Plains Resources Ltd. *	Australia	21,220
2,000	Cliffs Natural Resources, Inc.	USA	64,720
			85,940	11.32%
Mining - Lead
128,000	Ivernia, Inc. *	Canada	43,098	5.68%

Mining - Nickel
100,000	Minara Resources Ltd.*	Australia	85,330	11.24%

Mining - Zinc
30,000	Kagara Zinc Ltd. *	Australia	25,863	3.41%

Mining - Precious Metals
45,000	St. Andrew Goldfields Ltd. *	Canada	19,782
100,000	Starfield Resources, Inc. *	Canada	13,560
			33,342	4.39%

Resource Royalties - Mining and Energy
400	Franco-Nevada Corp.	Canada	10,509	1.38%

Transportation - Air
119	Groupe Aeroplan, Inc.	Canada	1,102	0.15%

Transportation - Shipping
6,000	Eagle Bulk Shipping, Inc.	USA	30,780
50,000	Pacific Basin Shipping Ltd.	Hong Kong	32,965
5,000	Star Bulk Carriers Corp.	Greece	17,400
			81,145	10.69%

TOTAL COMMON STOCKS (Cost $353,610)			444,967	58.62%

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Schedule of Investments (Continued)

September 30, 2009

				% Net
		Country	Value	Assets
CORPORATE BONDS & NOTES
Units
3,000	Swedish Export Credit Corp.- ELEMENTS (SM)
	Rogers International Commodity Index® -
	Agriculture Total Return (sm) Linked Securities
	Medium-Term Notes, 10/24/2022 *	Sweden	21,030

2,000	Swedish Export Credit Corp.- ELEMENTS (SM)
	Rogers International Commodity Index® -
	Total Return (sm) Linked Securities *
	Medium-Term Notes, 10/24/2022	Sweden	14,000

400	Barclays Bank, PLC *
	iPath® Dow Jones-UBS Grains
	Total Return Sub-Index ETN	UK	14,272
	Medium-Term Notes, 10/22/2037

500	Barclays Bank, PLC *
	iPath® Dow Jones-UBS Livestock
	Total Return Sub-Index ETN
	Medium-Term Notes, 10/22/2037	UK	13,650

TOTAL CORPORATE BONDS & NOTES (Cost $63,715)			62,952	8.29%

WARRANTS
13,500	Franco-Nevada Corp. (06/16/2017) *	Canada	78,914
3,600	Franco-Nevada Corp. (03/13/2012) *	Canada	18,182
30,000	Great Basin Gold Ltd. (10/15/2010) *	South Africa	11,364
220,000	Katanga Mining Ltd. (11/20/2011) *	Bermuda	33,946
35,000	New Gold, Inc. (6/28/2017) *	Canada	16,205
420,000	New Gold, Inc. (4/03/2012) *	Canada	15,708
1,300,000	Sinotrans Shipping Ltd. (5/14/2010) *	Hong Kong	4,810

TOTAL WARRANTS (Cost $155,656)			179,129	23.60%

SHORT TERM INVESTMENTS
27,177	Huntington Treasury Money Market IV (0.01%)**		27,177

TOTAL SHORT TERM INVESTMENTS (Cost $27,177)			27,177	3.58%

TOTAL INVESTMENTS (Cost $600,158)			714,225	94.09%

OTHER ASSETS IN EXCESS OF LIABILITIES			44,781	5.91%

NET ASSETS			$ 759,006	100.00%
* Non-income producing securities during the year.
** The coupon rate shown represents the yield at September 30, 2009.
The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Assets and Liabilities

September 30, 2009

Assets
Investments in Securities, at Value (Cost $600,158)	$ 714,225
Receivables:
Dividends and Interest	44
Shareholder Subscription	30,000
Securities Sold	15,643
Total Assets	759,912
Liabilities
Accrued Management Fees	515
Accrued Administration Fees	391
Total Liabilities	906
Net Assets	$ 759,006

Net Assets consist of
Paid In Capital	$ 942,210
Accumulated Net Investment Loss	(1,802)
Accumulated Realized Loss on Investments
and Foreign Currency Transactions	(295,469)
Net Unrealized Appreciation in Value of Investments	114,067
NET ASSETS	$ 759,006

Shares Outstanding
(100,000,000 shares authorized with a $0.0001 par value)	87,056

Net Asset Value, Offering and Redemption Price Per Share	$ 8.72

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Operations

September 30, 2009

Investment Income
Dividends (net of foreign tax withheld of $317)	$ 2,206
Interest	848
Total Investment Income	3,054

Expenses
Advisory Fees (Note 3)	4,396
Administrative Fees (Note 3)	3,281
Total Expenses	7,677

Net Investment Loss	(4,623)

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Loss on Investments	(89,880)
Net Realized Gain from Written Option Contracts	9,709
Net Change in Unrealized Appreciation/(Depreciation) on
Investments	157,213
Net Realized and Unrealized Gain on Investments	77,042
Net Increase in Net Assets Resulting from Operations	$ 72,419

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	Sep. 30, 2009	Sep. 30, 2008
CHANGE IN NET ASSETS
From Operations
Net Investment Income (Loss)	$ (4,623)	$ 309
Net Realized Loss on Investments and Written Options Contracts	(80,171)	(188,503)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	157,213	(108,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	72,419	(297,177)

From Dividends to Shareholders
Net Investment Income	-	(8,632)

From Capital Share Transactions
Proceeds from Sale of Shares	375,590	505,307
Shares Issued on Reinvestment of Dividends	-	8,632
Cost of Shares Redeemed	(111,880)	(652,081)
Net Increase (Decrease) from Shareholder Activity	263,710	(138,142)

NET ASSETS
Net Increase (Decrease) in Net Assets	336,129	(443,951)
Net Assets at Beginning of Year	422,877	866,828
Net Assets at End of Year (Including Accumulated Net
Investment Loss of ($1,802) and ($689), respectively)	$ 759,006	$ 422,877

SHARE TRANSACTIONS
Shares Sold	50,486	47,123
Shares Issued on Reinvestment of Dividends	-	835
Shares Redeemed	(14,729)	(67,514)
Net Increase (Decrease) in Shares	35,757	(19,556)
Outstanding at Beginning of Year	51,299	70,855
Outstanding at End of Year	87,056	51,299

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Financial Highlights

	For the	For the	For the
	Year Ended	Year Ended	Period* Ended
	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2007

Selected data for a share outstanding throughout each period.

NET ASSET VALUE, AT BEGINNING OF PERIOD	$ 8.24	$ 12.23	$ 10.17

Income / (Loss) From Investment Operations:
Net Investment Income (Loss) **	(0.07)	(0.00)***	0.06
Net Gain (Loss) on Investments and
Foreign Currency (Realized and Unrealized)	0.55	(3.86)	2.02
Total from Investment Operations	0.48	(3.86)	2.08

Dividends:
Net Investment Income	-	(0.13)	(0.02)

NET ASSET VALUE, AT END OF PERIOD	$ 8.72	$ 8.24	$ 12.23

TOTAL RETURN	5.83%	(31.80)%	20.51% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 759	$ 423	$ 867
Ratio of Expenses to Average Net Assets	1.60%	1.60%	1.62% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.96)%	(0.05)%	0.54% (a)
Portfolio Turnover	142%	273%	125%

* October 27, 2006 commencement of operations
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Rounds to less than 0.005 per share

(a) Annualized
(b) Not annualized, assumes reinvestment of dividends
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

September 30, 2009

NOTE 1.  ORGANIZATION

WorldCommodity Funds, Inc. (the "Company") was incorporated in Maryland on August 9, 2005 as a non-diversified, open-end management investment company.  The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 100,000,000 shares of common stock at $.0001 par value.  The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series.  WorldCommodity Fund (the "Fund"), a non-diversified fund, is the sole series of the Company.  The Fund's investment objective is to seek capital appreciation by investing in equity securities issued by commodity-related companies and commodity–linked note securities.  The Fund's registration statement became effective with the SEC and the Fund commenced operations on October 27, 2006.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by the FASB as Accounting Standards Codification™ (“ASC”).

Valuation

The Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser, in accordance with procedures approved by the Board of Directors.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  In computing NAV of the Fund, the Adviser values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the values of a Fund’s securities, particularly foreign

Notes to Financial Statements (Continued)

September 30, 2009

securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value utilizing procedures under the direction of the Board of Directors.

In accordance with ASC Topic 820, Fair Value Measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund.  Unobservable inputs are inputs that reflect the Fund’s own assumption about the factors market participants would use in pricing an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 -

quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -

significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly” which provides additional guidance on factors the Fund should evaluate to determine whether there has been a significant decrease in volume and level of activity for the assets or liabilities when compared with normal market activity for the asset or liability or similar assets or liabilities. In addition the guidance suggest that even if there has been a significant decrease in the volume and level of activity for the asset or liability, it is not appropriate to conclude that all transactions are not orderly (that is, distressed or forced). The guidance details some circumstances that may indicate that a transaction is not orderly. This guidance did not have any impact on the Fund’s approach to valuing financial assets.

Notes to Financial Statements (Continued)

September 30, 2009

The following table summarizes by major security type the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$444,967	-	-	$444,967
Corporate Bonds & Notes	62,952	-	-	62,952
Warrants	179,129	-	-	179,129
Short-Term Investments	27,177	-	-	27,177
Total	$714,225	-	-	$714,225

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Investment Income

The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.  Interest income and estimated expenses are accrued daily.  Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date.

Notes to Financial Statements (Continued)

September 30, 2009

Written Option Accounting

The Fund may write (sell) put and call options.  When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.  By writing an option, the Fund may become obligated during the term of the option to deliver (with respect to a call option) or purchase (with respect to a put option) the securities underlying the option at the exercise price if the option is exercised.  When an option expires on its stipulated expiration date, the Fund realizes a gain.  When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  If a call option written by the Fund is exercised, the proceeds of the sale of the underlying security will be increased by the premium originally received and the Fund will realize a gain or loss on the sale of the security.  If a put option written by the Fund is exercised, the Fund’s basis in the underlying security will be reduced by the premium originally received.

Purchased Option Accounting

Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset.  When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

Dividends and Distributions to Shareholders

Dividends and distributions, if any, will be declared and distributed at least annually.  However, the Directors may decide to declare dividends and distributions at other intervals.  Dividends and distributions to shareholders from net investment income are determined in accordance with income tax regulations that may differ from GAAP.  These differences may be permanent or temporary.  Permanent book and tax differences may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses).  These reclassifications have no impact on net assets or the results of operations.  Temporary differences are not reclassified, as they may reverse in subsequent periods.  Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

In accordance with GAAP, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net assets of the Fund

Notes to Financial Statements (Continued)

September 30, 2009

and are designed generally to present its components of capital on a tax basis which is considered to be more informative to the shareholder.  As of September 30, 2009, the Fund recorded the following reclassifications to increase/(decrease) the capital accounts listed below:

Accumulated net investment loss

$ 3,510

Accumulated realized loss on investments

and foreign currency transactions

$(3,510)

Expenses

Expenses for the Fund are accrued on a daily basis and are based on prior day net assets.

Federal Income Taxes

For federal income tax purposes, the Fund intends to continue to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for RIC’s.  As provided in Subchapter M of the Internal Revenue Code, in any fiscal year in which the Fund qualifies as a RIC and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed.

In order to avoid imposition of a Federal excise tax applicable to RICs, it is the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

During the year ended September 30, 2009, the Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended September 30, 2008, resulting in the Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate.  The Internal Revenue Code contains curative procedures that will allow the Fund to re-establish its status as a RIC retroactive to the year ended September 30, 2008.  In order to qualify for this relief, the Fund must pay to its shareholders a “deficiency dividend” and pay interest and penalties to the Internal Revenue Service.  The Fund intends to take advantage of these deficiency dividend procedures and continue its RIC status.  Therefore, no provision has been made for federal income or excise taxes.

Notes to Financial Statements (Continued)

September 30, 2009

The Fund follows guidance found in ASC Topic 740, Income Taxes.  ASC Topic 740 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.  Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized in the financial statements.  As of September 30, 2009, management has evaluated the Fund’s tax positions and has determined that no accruals for income tax liabilities are required.

ASC 740 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal (the Internal Revenue Service) and the state of Maryland.  As of September 30, 2009, open tax years include the tax years ended September 30, 2007 through 2009.  The Fund has no examination of its tax returns in progress.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of reported assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from these estimates.

Subsequent Events

The Fund has adopted ASC Topic 855, Subsequent Events, and management has evaluated the impact of all subsequent events on the Fund through March 10, 2010, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

NOTE 3. INVESTMENT ADVISORY AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

McConnell Asset Management, LLC (the "Adviser") doing business as, WorldCommodity Asset Management acts as investment adviser for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  The Adviser is a Georgia limited liability company and is registered with the Securities and Exchange Commission as an investment adviser.  Under the terms of the Advisory Agreement, the Adviser manages the

Notes to Financial Statements (Continued)

September 30, 2009

investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Adviser furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Company in the investments of the Fund.  For its investment advisory services to the Fund, the Fund pays to the Adviser, as of the last day of each month, an annualized fee equal to 0.90% of average daily net assets of the Fund.  For the year ended September 30, 2009 the Adviser earned fees of $4,396.

The Fund has also entered into an Operating Services Agreement (the "Services Agreement") with the Adviser.  Under the terms of the Services Agreement, the Adviser arranges to provide, day-to-day operational services to the Fund including, but not limited to; accounting, administrative, legal, dividend disbursing and transfer agent, registrar, and custodial.  The Adviser may, employ third parties to assist it in performing the various services required of the Fund and is responsible for compensating such parties.  For the Adviser’s services to the Fund, the Fund pays to the Adviser, as of the last day of each month, an annualized fee equal to 0.70% of average daily net assets of the Fund.  For the year ended September 30, 2009 the Adviser earned fees of $3,281.

Distribution Agreement

The Fund currently distributes its own shares.  Shares of the Fund are offered to the public on a continuous basis, but the Fund reserves the right to discontinue offering its shares at any time.

The Fund's Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), the Plan has not been implemented, and the Fund has no present intention of implementing the Plan.  The maximum amount that the Fund would pay under the Plan on an annualized basis would be 0.25% of the average daily net assets, payable to service providers providing personal service and/or maintaining accounts relating to the distribution of the Fund's shares.  To date, the Fund has not paid any fees related to Rule 12b-1 of the 1940 Act.

Custodian

Huntington National Bank is custodian of the Fund's investments.  The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.  Huntington National Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to stockholders. The Advisor pays all custody fees for the Fund.

Notes to Financial Statements (Continued)

September 30, 2009

Transfer Agent

Mutual Shareholder Services, LLC (“MSS”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser.  Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Adviser shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

Administration

MSS also performs certain administrative tasks as administrator for the Fund pursuant to a written agreement with the Company and Adviser.  MSS supervises all aspects of the operations of the Fund except those reserved by the Fund's investment Adviser under its service agreements with the Company. MSS is responsible for calculating the Fund's net asset value, preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940, preparing financial statements contained in reports to stockholders of the Fund, preparing the Fund's federal and state tax returns, preparing reports and filings with the Securities and Exchange Commission, preparing filings with state Blue Sky authorities and maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Adviser shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

NOTE 4.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments for the year ended September 30, 2009 were as follows:

Purchases

$924,290

Sales

$546,962

There were no purchases or sales of U.S. Government Securities.

Notes to Financial Statements (Continued)

September 30, 2009

NOTE 5.  FEDERAL INCOME TAXES

For U.S. federal income tax purposes, the cost of investments and gross unrealized appreciation and depreciation of investments at September 30, 2009 were as follows:

Cost of investments	$628,294
Gross unrealized appreciation	125,089
Gross unrealized depreciation	(39,158)
Net unrealized appreciation	85,931

As of September 30, 2009 the components of distributable earnings and accumulated losses on a tax basis were as follows:

Net unrealized appreciation	$85,931
Undistributed ordinary income	23,765
Capital loss carryforwards	(253,834)
Deferred post - October Capital losses	(39,066)
Total accumulated losses on a tax basis	$(183,204)

As of September 30, 2009 the Fund had net capital loss carryforwards of $253,834, which are available to offset future realized gains, if any, until 9/30/2017.  To the extent the carryforwards are used to offset future gains, the amount offset will not be distributed to shareholders.

The difference between distributable earnings and accumulated losses on a book and tax basis is due to differing book tax treatments of spin offs from foreign corporations, the mark to market treatment of certain investments designated as passive foreign investment companies for tax purposes, losses on wash sales which are required to be deferred for tax purposes, losses incurred subsequent to October 31, 2008, which are deferred for tax purposes and differing book tax treatment of short term capital gains.

The tax character of distributions paid by the Fund was as follows:

	For the Year Ended Sep 30, 2009	For the Year Ended Sep 30, 2008
Ordinary income	-0-	$8,632

Notes to Financial Statements (Continued)

September 30, 2009

NOTE 6.  RISKS AND UNCERTAINTIES

Non-Diversification Risk

The Fund is classified as non-diversified.  This means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.  Because the Fund invests its assets in fewer securities; the Fund is subject to greater risk of loss if any of those securities become permanently impaired.  Additionally, the net asset value of a non-diversified fund generally is more volatile and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility.  Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

Sector Focus Risk

The Fund’s investments in commodity-related companies can be significantly effected by events relating to those sectors.  The prices of agriculture, metals, and energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply, international political events relating to commodity producing countries, the success of new projects, and tax and other governmental regulatory policies.  As a result, the securities owned by the Fund may react similarly to and move in unison with one another.  Because the Fund may focus its investments in the agriculture, metals, or energy sectors, it is subject to the risks affecting that sector and the Fund’s share price may be more volatile than a fund that invests in a wide variety of market sectors.

Foreign Securities Risk

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased

Notes to Financial Statements (Continued)

September 30, 2009

risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

Credit Risk of Debt Securities

A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default.  The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Commodity-Linked Notes Securities

The Fund will invest indirectly in commodities through instruments that invest in or are a derivative of commodities, such as commodity-linked notes.  In a typical commodity-linked note, sometimes referred to as a commodity-linked structured note, the principal and/or coupon payments are linked to the value of an individual commodity, or the performance of commodity indices.  Therefore, these securities are "commodity-linked”.  Also, at maturity, the Fund may receive more or less principal than it originally invested.  The commodity-linked notes in which the fund invests, may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

NOTE 7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2009, Carolyn H. Henderson held in aggregate, approximately 31% of the Fund.

Notes to Financial Statements (Continued)

September 30, 2009

NOTE 8.  DERIVATIVE INSTRUMENTS

Options Contracts

The Fund may purchase and sell options involving individual securities, futures and indices.  The Fund can buy and sell options for various purposes:

•

to try to manage the risk that the prices of its portfolio securities and instruments may decline;

•

to establish a position in the futures or options market as a temporary substitute for purchasing individual securities or instruments;

•

to attempt to enhance its income or return by purchasing and selling call and put options on commodity futures, commodity indices, financial indices or securities;

•

to gain exposure to price movements of various commodity sectors in accordance with the Fund's investment strategies.

An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option.  Options are sold (written) on securities and stock indices.  The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.  Options are traded on organized exchanges and in the over-the-counter market.  To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks.  The purchase of options limits the Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly.  However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the

Notes to Financial Statements (Continued)

September 30, 2009

transaction were effected directly.  When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.  When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument.  In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written.  Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Written Options

Transactions in call and put options written during the year ended September 30, 2009 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2008	-	-
Options written	141	21,254
Options exercised	(55)	(11,055)
Options expired	(71)	(7,339)
Options terminated in closing purchase transaction	(15)	(2,860)
Options outstanding at September 30, 2009	$ 0	$ 0

FASB ASC 815, Derivatives and Hedging

FASB ASC 815, Derivatives and Hedging, requires the Fund to disclose certain information about its level of derivative use.  The Fund’s derivative use includes purchased options and warrants and written options.

Notes to Financial Statements (Continued)

September 30, 2009

The following sets forth the fair value and location in the Statement of Assets and Liabilities of the Fund’s derivative instruments as of September 30, 2009.

Derivatives not accounted for as	Statement of Assets and Liabilities	Fair Value as of
hedging instruments	location	Sep 30, 2009

Equity contracts - purchased warrants	Investments in securities, at value	$ 179,129

The following sets forth the effect of derivative instruments on the Statement of Operations of the Fund for the year ended
September 30, 2009:

Derivatives not accounted for as	Statement of Operations
hedging instruments	location	Gains (Losses)

Equity contracts - purchased options	Net realized loss on investments	$ (1,623)

Equity contracts - purchased options	Net Change in Unrealized Appreciation/
	Depreciation on Investments	$ 682

Equity contracts - purchased warrants	Net realized loss on investments	$ (27,554)

Equity contracts - purchased warrants	Net Change in Unrealized Appreciation/
	Depreciation on Investments	$ 38,210

Equity contracts - written options	Net realized gain on investments	$ 9,709

NOTE 9.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Valuation Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Notes to Financial Statements (Continued)

September 30, 2009

NOTE 10.  INDEMNIFICATIONS

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the WorldCommodity Fund and

the Board of Directors of WorldCommodity Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the WorldCommodity Fund, a series of shares of WorldCommodity Funds, Inc., as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from October 27, 2006 (commencement of operations) to September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WorldCommodity Fund, as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and for the period from October 27, 2006 (commencement of operations) to September 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

March 10, 2010

Additional Information (Unaudited)

The following table contains information concerning each officer of the Company and each Director of the Company who is an “interested person” of the Company, as defined in the 1940 Act.  Mr. Llewellyn is an interested person as defined in the 1940 Act by virtue of his employment with the Adviser.

INTERESTED DIRECTORS AND OFFICERS

Name, Address and Age	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
James Llewellyn	Director, President and Treasurer	Mr. Llewellyn has served as a director of the Fund since the Fund’s inception in 2006.	Managing Member, McConnell Asset Mgmt, LLC, April 2004;	One	None
6700 Vernon Woods Drive, Suite 100, Atlanta, GA 30328			Private Client Consultant, E*TRADE Securities, LLC, 2000
Year of Birth: 1969			Financial Consultant, Merrill Lynch Futures, Inc., 1998

Additional Information (Unaudited)

The following table contains information regarding each director who is not an “interested person” of the Company, as defined in the 1940 Act.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Christopher Witte	Independent Director	Mr. Witte has served as a director of the Fund since the Fund’s inception in 2006.	Sr. Project Manager IT Operations, Cingular Wireless Inc/AT&T, 2002;	One	None
6700 Vernon Woods Drive, Suite 100, Atlanta, GA 30328			Mgr. IT Operations, Cypress Restaurants of Georgia, Inc., 2001
Year of Birth: 1969

Terry L. Cornett	Independent Director	Mr. Cornett has served as a director of the Fund since the Fund’s inception in 2006.	Private real estate investments, Cornett Consulting, Inc., 2001	One	None
6700 Vernon Woods Drive, Suite 100			Account manager, The Procter and Gamble Co. 1970-1994
Atlanta, GA 30328
Year of Birth: 1944

**	Each Director serves for an indefinite term.

Additional Information (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request.  The Fund annually discloses its complete proxy voting record on Form N-PX.  The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th will be available without charge by calling 1-800-595-4922, by writing to WorldCommodity Funds, Inc. c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, or visiting the SEC's web site at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4922.

SHAREHOLDER TAX INFORMATION

The information below is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisers.  The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by the shareholders during the fiscal year.  There were no distributions paid during the year ended September 30, 2009.

Additional Information (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On August 16, 2009, the Board of Directors of WorldCommodity Funds, Inc., with a majority of the independent Directors voting separately, renewed the Investment Company Services Agreement and Operating Services Agreement (collectively, the “Agreements”) between the Fund and McConnell Asset Management, LLC.  The Directors requested that they be provided certain information under 15(c) of the 1940 Act in connection with their consideration of the renewal of the Agreements.  The Adviser provided such information in a letter to the Board (the “Section 15(c) Response Letter”).  As required by the Section 15(c) and relevant court decisions, the Directors considered a variety of factors when contemplating the renewal of the Agreements.  There were no material or substantive changes to the agreements since the Board last considered their approval.

In approving the existing investment advisory agreement, the Board of Directors considered a number of factors, including, but not limited to, the following:

i.

the nature, extent and quality of the services offered by the Adviser.

ii.

the Adviser's investment management capabilities, methodologies and performance.

iii.

the reasonableness of the compensation payable to the Adviser and the Fund's expense ratio.

iv.

the cost of services and the profit to be realized by the Adviser.

v.

economies of scale.

i. the nature, extent and quality of the services offered by the Adviser.

In considering approval of the Fund’s advisory agreement, the Board evaluated the nature and extent of the services provided by the Adviser.  The Adviser provides the Fund with office space, facilities, and equipment; administrative, clerical and compliance personnel; investment advice with respect to the Fund and invests and reinvests the cash, securities and

Additional Information (Unaudited)

property comprising the assets of the Fund; securities trading services and oversight of third party service providers.

The Board also considered the quality of the services provided and quality of the Adviser’s resources that are available to the Fund.  The Board evaluated the professional qualifications and experience of the Adviser’s personnel.  The Board noted that the Portfolio Manager has over 15 years professional experience in the securities industry; and as a licensed professional completed the following NASD exams-Series 63, 3, 6, 7, and 65.  The Portfolio Manger also has relevant experience with commodities trading at Merrill Lynch Futures, Inc. (NASD Series 3), where he was an associate member of the NFA (National Futures Association).  The Board also noted, the Adviser’s consulting experience with Beeland Management Company, LLC, sponsor of the Rogers International Commodities Index® Funds, and the Portfolio Manager’s personal experience as a minority shareholder and non-managing member of Beeland from 1999-2004, and a member of the 2005 Rogers International Commodity Index® Committee.

ii. the Adviser's investment management capabilities, methodologies and performance.

In its evaluation of the Adviser’s performance, the Board noted that it will consider the performance of the Fund and thus the investment adviser, during the past one year and life of fund periods relative to the performance of market indices and the Fund’s peer group during the same periods.  Peer Group: The Board reviewed information provided by the Adviser comparing the historical performance of relevant market indices, and other “natural resources” funds advised by other investment advisers.  This peer group consists of funds with similar investment objectives and policies as the Fund.  Differences in asset size and expense ratios are noted along with the affect of any fee limitations or expense reimbursement on the Fund’s and the peer group’s performance.

iii. the reasonableness of the compensation payable to the Adviser and the Fund's expense ratio.

The Board also reviewed information, including comparative information, regarding the fees paid to the Adviser and other

Additional Information (Unaudited)

expenses borne by the Fund.  The Board reviewed comparative data in regard to the fees and expenses of the Fund, other natural resources funds, and other funds with comparable asset levels and distribution features.  The Board noted that pursuant to an Operating Services agreement, the Adviser is responsible for paying all the Fund’s expenses except commissions and other brokerage fees, taxes, interest and other extraordinary expenses.  The Board concluded that the Fund’s expense ratio is reasonable on both an absolute basis and relative to its peer group.  Considering both the Advisory Agreement and Operating Agreement with the Adviser; and as a new fund with a small asset base, the Fund’s actual expenses borne by the Adviser are considerably higher than those charged to investors in the Fund via the expense ratio.

iv. the cost of services and the profit to be realized by the Adviser.

The Board also reviewed a cost and profitability analysis provided by the Adviser, which included a discussion and analysis of the profitability to the Adviser.  In assessing profitability, the Board considered losses incurred by the Adviser in an effort to grow assets under management and losses related to initial organizational costs.

v. economies of scale.

The Board considered, that as the Fund grows, it will be necessary to evaluate whether potential economies of scale are adequately shared by the Adviser with the Fund, and whether economies of scale should be reflected in the advisory fee through the use of breakpoints.

Conclusion:

Based upon its review, the Board concluded that the Adviser's investment methodologies would fit with the Fund’s investment policies, and that the Adviser had the capabilities, resources and personnel necessary to manage the Fund effectively.  Further, the Board concluded that based on the services the Adviser would be required to render under the investment advisory agreement, that compensation to be paid to the Adviser was fair and reasonable.  As a result, the entire Board, with Independent Directors voting separately, approved the Investment Advisory Agreement with the Adviser.

Board of Directors

Christopher Witte

Terry L. Cornett

James Llewellyn

WorldCommodity Funds, Inc.

6700 Vernon Woods Drive, Suite 100

Atlanta, Georgia 30328

Investment Adviser

McConnell Asset Management, LLC

d/b/a WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, Georgia 30328

404-437-7420   www.worldcommodityfunds.com

Custodian

Huntington National Bank, N.A.

41 South High Street

Columbus, Ohio 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant, and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is provided for the general information of the shareholders of the WorldCommoditySM Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus, which contains more information on fees, charges and other expenses and should be read carefully before investing or sending money.  Past performance is not a guarantee of future results.

ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) During the period covered by this report, there were no amendments to provisions of the code of ethics.

(d) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  Christopher Witte is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert."  Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(b)(c)(d)  The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last two fiscal years.  “Audit Fees” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related Fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax Fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The nature of the services comprising the tax fees included the review of the registrant's income and excise tax returns and distribution requirements.  “All Other Fees” provided by the principal accountant were $0.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2009	FYE 09/30/08
Audit Fees	11,000	$13,000
Audit-Related Fees	$0	$0
Tax Fees	$2,000	$2,000
All Other Fees	$0	$0

(e)(1)  The audit committee has adopted pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X that require the audit committee to pre-approve all audit and non-audit services to the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item [Audit Fees, Audit-Related Fees and Tax Fees in the above table] that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

N/A

(c)

100%

(d)

N/A

(f)  For the most recent fiscal year, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)  The aggregate fees billed by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,500 for the fiscal year ended September 30, 2009 and $2,000 for the previous fiscal year.  These fees related to tax services rendered to the registrant.

(h)  All non-audit services rendered in (g) above that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee of the board of directors in maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.

Not applicable to open end investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END FUNDS.

Not applicable to open end investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS

Not applicable to open end investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)

Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item2 requirements through filing an exhibit.

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002, filed herewith.

EX-99.CERT. Filed herewith.

(a)(3)

Not applicable to open-end investment companies.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002, filed herewith.

EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: March 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: March 12, 2010